Property, Plant And Equipment, Net And Right-Of-Use Assets - Summary of Net Carrying Amount of Machinery and Equipment, Vehicles and Furniture and Fixtures Acquired Under Finance Lease Agreements (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	S/ (78,560)	S/ (80,566)	S/ (123,100)
Net carrying amount	405,469	463,990	503,584	S/ 865,735
Finance Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of acquisition	64,623	68,553	86,881
Accumulated depreciation	(52,165)	(46,773)	(38,026)
Net carrying amount	S/ 12,458	S/ 21,780	S/ 48,855